Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

16. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing performance. The Group’s chief operating decision maker has been identified as the executive chairman, who reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Group.

The Group has seven operating segments: 1) primary real estate agency services; 2) secondary real estate brokerage services; 3) real estate information and consulting services; 4) real estate online services; 5) real estate advertising services; 6) promotional events service; and 7) real estate fund management services. The Group began offering real estate online services in 2009 through its newly acquired subsidiary COHT. The real estate advertising service segment commenced in 2008. The promotional events services segment started as a result of the acquisition of a promotional events provider in 2010. In 2010 and 2011, the real estate advertising services, promotional events services, and real estate fund management services did not meet the significance threshold for separate disclosure and have been combined in other services segment. Prior period information has been recast to be consistent with the current segment organization. The Group’s chief operating decision maker reviews net revenue, cost of sales, operating expenses, income from operations and net income and does not review balance sheet information. Corporation expenses such as selling, general and administrative expenses and interest income are not allocated among segments and are recorded as non-allocated items.

The following tables summarize the selected revenue and expense information for each operating segment:

For the years ended December 31,

			Real estate
		Secondary	information
	Primary real	real estate	and	Real estate
	estate agency	brokerage	consulting	online	Other
2009	services	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	183,154,000	28,447,714	61,707,295	13,829,937	12,399,710	—	299,538,656
Cost of revenues	(55,655,737)	(1,877,546)	(1,865,697)	(4,930,280)	(6,014,185)	—	(70,343,445)
Selling, general and administrative expenses	(47,241,533)	(26,123,163)	(22,723,019)	(11,359,944)	(6,338,251)	(11,935,269)	(125,721,179)
Gain from settlement of pre-existing relationship	—	—	2,100,832	—	—	—	2,100,832
Income (loss) from operations	80,256,730	447,005	39,219,411	(2,460,287)	47,274	(11,935,269)	105,574,864
Interest expenses	—	—	—	—	—	(215,854)	(215,854)
Interest income	591,772	29,130	166,521	23,722	29,557	198,087	1,038,789
Other income (loss), net	1,842,672	279,030	2,481,451	5,814	(1,810)	4,173,213	8,780,370

Income (loss) before taxes and equity in affiliates	82,691,174	755,165	41,867,383	(2,430,751)	75,021	(7,779,823)	115,178,169
Income tax (expense) benefit	(15,981,753)	2,204,395	(6,710,032)	957,085	(393,776)	—	(19,924,081)

Income (loss) before equity in affiliates	66,709,421	2,959,560	35,157,351	(1,473,666)	(318,755)	(7,779,823)	95,254,088
Income from equity in affiliates	112,628	—	—	22,015,607	—	—	22,128,235

Net income (loss)	66,822,049	2,959,560	35,157,351	20,541,941	(318,755)	(7,779,823)	117,382,323

			Real estate
		Secondary	information
	Primary real	real estate	and	Real estate
	estate agency	brokerage	consulting	online	Other
2010	services	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	173,081,747	20,892,641	75,110,282	66,804,671	20,635,786	—	356,525,127
Cost of revenues	(62,946,388)	(890,545)	(3,016,516)	(26,361,391)	(11,631,655)	—	(104,846,495)
Selling, general and administrative expenses	(46,975,421)	(29,429,044)	(35,214,081)	(54,741,152)	(8,978,057)	(23,087,167)	(198,424,922)

Income (loss) from operations	63,159,938	(9,426,948)	36,879,685	(14,297,872)	26,074	(23,087,167)	53,253,710
Interest income	1,035,826	35,213	1,156,337	286,154	114,293	180,008	2,807,831
Other income (loss), net	1,845,960	195,509	2,360,398	(22,831)	726,952	483,181	5,589,169

Income (loss) before taxes and equity in affiliates	66,041,724	(9,196,226)	40,396,420	(14,034,549)	867,319	(22,423,978)	61,650,710
Income tax (expense) benefit	(9,987,481)	334,285	(2,911,786)	455,815	(587,067)	—	(12,696,234)

Income (loss) before equity in affiliates	56,054,243	(8,861,941)	37,484,634	(13,578,734)	280,252	(22,423,978)	48,954,476
Loss from equity in affiliates	(2,277)	—	(271,300)	(5,085)	—	—	(278,662)

Net income (loss)	56,051,966	(8,861,941)	37,213,334	(13,583,819)	280,252	(22,423,978)	48,675,814

			Real estate
		Secondary	information
	Primary real	real estate	and	Real estate
	estate agency	brokerage	consulting	online	Other
2011	services	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	158,227,309	18,213,723	61,750,112	136,452,384	26,981,453	—	401,624,981
Cost of revenues	(95,125,886)	(2,355,373)	(6,708,358)	(37,583,296)	(21,271,577)	—	(163,044,490)
Selling, general and administrative expenses	(70,639,184)	(26,654,213)	(48,176,668)	(101,384,497)	(8,237,382)	(31,595,643)	(286,687,587)
Goodwill impairment charge	—	—	—	(417,822,304)	—	—	(417,822,304)

Income (loss) from operations	(7,537,761)	(10,795,863)	6,865,086	(420,337,713)	(2,527,506)	(31,595,643)	(465,929,400)
Interest income	669,926	27,150	881,539	675,759	93,130	279,415	2,626,919
Other income (loss), net	2,942,800	271,918	1,790,394	(1,011,864)	(465,943)	(7,804,156)	(4,276,851)

Income (loss) before taxes and equity in affiliates	(3,925,035)	(10,496,795)	9,537,019	(420,673,818)	(2,900,319)	(39,120,384)	(467,579,332)
Income tax benefit (expense)	5,077,552	1,863,112	(3,696,794)	305,651	(825,591)	—	2,723,930

Income (loss) before equity in affiliates	1,152,517	(8,633,683)	5,840,225	(420,368,167)	(3,725,910)	(39,120,384)	(464,855,402)
Income (loss) from equity in affiliates	16,297	—	(94,385)	(9,609)	(77,413)	—	(165,110)

Net income (loss)	1,168,814	(8,633,683)	5,745,840	(420,377,776)	(3,803,323)	(39,120,384)	(465,020,512)

Geographic

Substantially all of the Group’s revenues from external customers and long-lived assets are located in the PRC.

Major customers

Details of the revenues for customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Customer A	70,541,996	58,986,246	58,044,764

Details of the accounts receivable from customers accounting for 10% or more of total net accounts receivable are as follows:

	As of December 31,
	2010	2011
	$	$
Customer A	*	37,117,123

*	indicates the accounts receivable was less than 10% as of the stated year end.

Details of the customer deposits from customers accounting for 10% or more of total net customer deposits are as follows:

	As of December 31,
	2010	2011
	$	$
Customer B	14,344,620	11,109,490
Customer C	44,000,000	24,000,000
Customer D	*	20,631,910

*	indicates the customer deposits from customers was less than 10% as of the stated year end.